Note 12 - Subsequent Events - 10Q (Details) (USD $) In Millions, except Share data, unless otherwise specified					0 Months Ended	21 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 01, 2013 Subsequent Event [Member] Private Placement Not Fully Subscribed [Member]	Jul. 01, 2013 Subsequent Event [Member]	Mar. 31, 2015 Subsequent Event [Member]	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]
Note 12 - Subsequent Events - 10Q (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					6,252,400
Payments to Acquire Businesses, Gross (in Dollars)					$ 74
Business Combination Termination Fee (in Dollars)						$ 3
Common Stock Purchase Agreement, Shares				506,329	2,531,645
Share Price (in Dollars per share)					$ 7.90
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					35,443
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%	4.00%				8.00%	8.00%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets								12.00%